Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 37,070	$ 37,236	$ 36,985
Allowance for credit losses on impaired loans, other credit instruments [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	23		27
Allowance for credit losses on performing loans, other credit instruments [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 233		$ 204